Acquisitions and disposals - Acquisitions (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) agreement item	Dec. 31, 2024 EUR (€) item	Dec. 31, 2023 EUR (€)	Apr. 01, 2026 EUR (€)	Feb. 16, 2026 $ / shares	Oct. 18, 2025 EUR (€)
Acquisitions and disposals
Number of acquisitions completed | item	0	0
Number of agreements for future acquisitions entered into | agreement	2
Revenue	€ 7,910	€ 7,947	€ 7,618
Operating profit (loss)	599	€ 764	€ 742
Kwality Wall's India | Major business combination
Acquisitions and disposals
Mandatory tender offer, maximum percentage					26.00%
Business combinations, price per share offered to minority shareholders | $ / shares					$ 21.33
Kwality Wall's India | Hindustan Unilever's Ice Cream Business
Acquisitions and disposals
Revenue	180
Operating profit (loss)	(19)
Kwality Wall's India | Forecast
Acquisitions and disposals
Percentage of voting interest acquired				61.90%
Fair market value of the entity				€ 450
Mandatory tender offer, maximum percentage				26.00%
Unilever's Portuguese Ice Cream business | Hindustan Unilever's Ice Cream Business
Acquisitions and disposals
Revenue	100
Operating profit (loss)	€ 12
Unilever's Portuguese Ice Cream business | Forecast
Acquisitions and disposals
Aggregate enterprise value of acquiree						€ 165